Condensed Consolidating Information (Tables)	12 Months Ended
Dec. 31, 2011
Condensed Consolidating Information [Abstract]
Condensed Consolidating Balance Sheet

CONDENSED CONSOLIDATING BALANCE SHEET

(In millions)

			AAG	All Other	Consol.
	AFG	GAFRI	Holding	Subs	Entries	Consolidated
DECEMBER 31, 2011

Assets:
Cash and investments	$456	$32	$—	$25,090	$(1)	$25,577
Recoverables from reinsurers and prepaid reinsurance premiums	—	—	—	3,351	—	3,351
Agents’ balances and premiums receivable	—	—	—	565	—	565
Deferred policy acquisition costs	—	—	—	901	—	901
Assets of managed investment entities	—	—	—	3,058	—	3,058
Other assets	105	5	5	2,309	(38)	2,386
Investment in subsidiaries and affiliates	4,732	2,015	2,107	643	(9,497)	—

Total assets	$5,293	$2,052	$2,112	$35,917	$(9,536)	$35,838

Liabilities and Equity:
Unpaid losses and loss adjustment expenses and unearned premiums	$—	$—	$—	$8,004	$—	$8,004
Annuity, life, accident and health benefits and reserves	—	—	—	17,148	(1)	17,147
Liabilities of managed investment entities	—	—	—	2,787	—	2,787
Long-term debt	600	—	220	115	(1)	934
Other liabilities	282	20	109	2,196	(198)	2,409

Total liabilities	882	20	329	30,250	(200)	31,281
Total shareholders’ equity	4,411	2,032	1,783	5,521	(9,336)	4,411
Noncontrolling interests	—	—	—	146	—	146

Total liabilities and equity	$5,293	$2,052	$2,112	$35,917	$(9,536)	$35,838

DECEMBER 31, 2010

Assets:
Cash and investments	$412	$33	$—	$22,228	$(3)	$22,670
Recoverables from reinsurers and prepaid reinsurance premiums	—	—	—	3,386	—	3,386
Agents’ balances and premiums receivable	—	—	—	535	—	535
Deferred policy acquisition costs	—	—	—	1,031	—	1,031
Assets of managed investment entities	—	—	—	2,537	—	2,537
Other assets	36	6	5	2,050	(15)	2,082
Investment in subsidiaries and affiliates	4,677	1,854	1,951	671	(9,153)	—

Total assets	$5,125	$1,893	$1,956	$32,438	$(9,171)	$32,241

Liabilities and Equity:
Unpaid losses and loss adjustment expenses and unearned premiums	$—	$—	$—	$7,947	$—	$7,947
Annuity, life, accident and health benefits and reserves	—	—	—	14,556	(1)	14,555
Liabilities of managed investment entities	—	—	—	2,323	—	2,323
Long-term debt	600	1	219	133	(1)	952
Other liabilities	194	19	110	1,814	(154)	1,983

Total liabilities	794	20	329	26,773	(156)	27,760

Total shareholders’ equity	4,331	1,873	1,627	5,515	(9,015)	4,331
Noncontrolling interests	—	—	—	150	—	150

Total liabilities and equity	$5,125	$1,893	$1,956	$32,438	$(9,171)	$32,241

Condensed Consolidating Statement of Earnings

CONDENSED CONSOLIDATING STATEMENT OF EARNINGS

(In millions)

			AAG	All Other	Consol.
	AFG	GAFRI	Holding	Subs	Entries	Consolidated
FOR THE YEAR ENDED DECEMBER 31, 2011

Revenues:
Property and casualty insurance premiums	$—	$—	$—	$2,759	$—	$2,759
Life, accident and health premiums	—	—	—	430	—	430
Realized gains (losses)	—	(1)	—	75	(1)	73
Income of managed investment entities	—	—	—	72	—	72
Investment and other income	2	11	—	1,430	(27)	1,416
Equity in earnings of subsidiaries	708	187	214	—	(1,109)	—

Total revenues	710	197	214	4,766	(1,137)	4,750
Costs and Expenses:
Insurance benefits and expenses	—	—	—	3,660	—	3,660
Interest charges on borrowed money	64	—	25	16	(20)	85
Expenses of managed investment entities	—	—	—	71	—	71
Other operating and general expenses	65	15	5	297	(6)	376

Total costs and expenses	129	15	30	4,044	(26)	4,192

Operating earnings before income taxes	581	182	184	722	(1,111)	558
Provision (credit) for income taxes	239	61	63	282	(406)	239

Net earnings, including noncontrolling interests	342	121	121	440	(705)	319
Less: Net earnings (loss) attributable to noncontrolling interests	—	—	—	(23)	—	(23)

Net Earnings Attributable to Shareholders	$342	$121	$121	$463	$(705)	$342

FOR THE YEAR ENDED DECEMBER 31, 2010

Revenues:
Property and casualty insurance premiums	$—	$—	$—	$2,550	$—	$2,550
Life, accident and health premiums	—	—	—	451	—	451
Realized gains (losses)	—	(2)	—	90	—	88
Income of managed investment entities	—	—	—	23	—	23
Investment and other income	4	11	—	1,392	(22)	1,385
Equity in earnings of subsidiaries	855	191	238	—	(1,284)	—

Total revenues	859	200	238	4,506	(1,306)	4,497

Costs and Expenses:
Insurance benefits and expenses	—	—	—	3,275	—	3,275
Interest charges on borrowed money	58	—	25	17	(22)	78
Expenses of managed investment entities	—	—	—	55	—	55
Other operating and general expenses	51	16	5	323	—	395

Total costs and expenses	109	16	30	3,670	(22)	3,803

Operating earnings before income taxes	750	184	208	836	(1,284)	694
Provision (credit) for income taxes	268	70	70	316	(456)	268

Net earnings, including noncontrolling interests	482	114	138	520	(828)	426
Less: Net earnings (loss) attributable to noncontrolling interests	—	—	—	(56)	—	(56)

Net Earnings Attributable to Shareholders	$482	$114	$138	$576	$(828)	$482

			AAG	All Other	Consol.
	AFG	GAFRI	Holding	Subs	Entries	Consolidated
FOR THE YEAR ENDED DECEMBER 31, 2009

Revenues:
Property and casualty insurance premiums	$—	$—	$—	$2,412	$—	$2,412
Life, accident and health premiums	—	—	—	444	—	444
Realized gains (losses)	—	(7)	—	44	1	38
Investment and other income	2	10	—	1,437	(23)	1,426
Equity in earnings of subsidiaries	902	63	105	—	(1,070)	—

Total revenues	904	66	105	4,337	(1,092)	4,320

Costs and Expenses:
Insurance benefits and expenses	—	—	—	2,955	—	2,955
Interest charges on borrowed money	50	—	25	15	(23)	67
Other operating and general expenses	47	20	6	408	(1)	480

Total costs and expenses	97	20	31	3,378	(24)	3,502

Operating earnings before income taxes	807	46	74	959	(1,068)	818
Provision (credit) for income taxes	284	13	22	329	(364)	284

Net earnings, including noncontrolling interests	523	33	52	630	(704)	534
Less: Net earnings (loss) attributable to noncontrolling interests	—	—	—	11	—	11

Net Earnings Attributable to Shareholders	$523	$33	$52	$619	$(704)	$523

Condensed Consolidating Statement of Comprehensive Income

CONDENSED CONSOLIDATING STATEMENT OF COMPREHENSIVE INCOME

(In millions)

			AAG	All Other	Consol.
	AFG	GAFRI	Holding	Subs	Entries	Consolidated
FOR THE YEAR ENDED DECEMBER 31, 2011

Net earnings, including noncontrolling interests	$342	$121	$121	$440	$(705)	$319
Other comprehensive income, net of tax	85	62	62	91	(209)	91

Total comprehensive income, net of tax	427	183	183	531	(914)	410
Less: Comprehensive income (loss) attributable to noncontrolling interests	—	—	—	(17)	—	(17)

Comprehensive income attributable to shareholders	$427	$183	$183	$548	$(914)	$427

			AAG	All Other	Consol.
	AFG	GAFRI	Holding	Subs	Entries	Consolidated
FOR THE YEAR ENDED DECEMBER 31, 2010

Net earnings, including noncontrolling interests	$482	$114	$138	$520	$(828)	$426
Other comprehensive income, net of tax	336	244	240	334	(816)	338

Total comprehensive income, net of tax	818	358	378	854	(1,644)	764
Less: Comprehensive income (loss) attributable to noncontrolling interests	—	—	—	(54)	—	(54)

Comprehensive income attributable to shareholders	$818	$358	$378	$908	$(1,644)	$818

			AAG	All Other	Consol.
	AFG	GAFRI	Holding	Subs	Entries	Consolidated
FOR THE YEAR ENDED DECEMBER 31, 2009

Net earnings, including noncontrolling interests	$523	$33	$52	$630	$(704)	$534
Other comprehensive income, net of tax	918	527	518	926	(1,964)	925

Total comprehensive income, net of tax	1,441	560	570	1,556	(2,668)	1,459
Less: Comprehensive income (loss) attributable to noncontrolling interests	—	—	—	18	—	18

Comprehensive income attributable to shareholders	$1,441	$560	$570	$1,538	$(2,668)	$1,441

Condensed Consolidating Statement of Cash Flows

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

(In millions)

			AAG	All Other	Consol.
	AFG	GAFRI	Holding	Subs	Entries	Consolidated
FOR THE YEAR ENDED DECEMBER 31, 2011

Operating Activities:
Net earnings, including noncontrolling interests	$342	$121	$121	$440	$(705)	$319
Adjustments:
Equity in net earnings of subsidiaries	(439)	(123)	(141)	—	703	—
Dividends from subsidiaries	542	3	38	—	(583)	—
Other operating activities, net	17	(1)	2	328	2	348

Net cash provided by (used in) operating activities	462	—	20	768	(583)	667

Investing Activities:
Purchases of investments, property and equipment	(54)	—	—	(5,940)	—	(5,994)
Returns of capital from (capital contributions to) subsidiaries	(27)	14	(1)	—	14	—
Proceeds from maturities and redemptions of investments	4	9	—	2,230	—	2,243
Proceeds from sales of investments, property and equipment	5	—	—	1,489	—	1,494
Managed investment entities:
Purchases of investments	—	—	—	(1,563)	—	(1,563)
Proceeds from sales and redemptions of investments	—	—	—	1,391	—	1,391
Other investing activities, net	—	—	—	(10)	—	(10)

Net cash provided by (used in) investing activities	(72)	23	(1)	(2,403)	14	(2,439)

Financing Activities:
Annuity receipts	—	—	—	3,326	—	3,326
Annuity surrenders, benefits and withdrawals	—	—	—	(1,321)	—	(1,321)
Net transfers from (to) variable annuity assets	—	—	—	39	—	39
Additional long-term borrowings	—	—	—	2	—	2
Reductions of long-term debt	—	—	—	(20)	—	(20)
Issuances of managed investment entities’ liabilities	—	—	—	394	—	394
Retirement of managed investment entities’ liabilities	—	—	—	(66)	—	(66)
Issuances of Common Stock	37	—	—	2	—	39
Capital contributions from (returns of capital to) parent	—	16	(19)	(143)	146	—
Repurchases of Common Stock	(315)	—	—	—	—	(315)
Cash dividends paid	(67)	(40)	—	(383)	423	(67)
Other financing activities, net	—	—	—	(14)	—	(14)

Net cash provided by (used in) financing activities	(345)	(24)	(19)	1,816	569	1,997

Net change in cash and cash equivalents	45	(1)	—	181	—	225
Cash and cash equivalents at beginning of year	370	20	—	709	—	1,099

Cash and cash equivalents at end of year	$415	$19	$—	$890	$—	$1,324

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

(In millions)

			AAG	All Other	Consol.
	AFG	GAFRI	Holding	Subs	Entries	Consolidated
FOR THE YEAR ENDED DECEMBER 31, 2010

Operating Activities:
Net earnings, including noncontrolling interests	$482	$114	$138	$520	$(828)	$426
Adjustments:
Equity in net earnings of subsidiaries	(551)	(119)	(157)	—	827	—
Dividends from subsidiaries	550	—	16	—	(566)	—
Other operating activities, net	—	(2)	1	438	1	438

Net cash provided by (used in) operating activities	481	(7)	(2)	958	(566)	864

Investing Activities:
Purchases of investments, property and equipment	(13)	(5)	—	(5,417)	—	(5,435)
Purchase of subsidiaries	—	—	—	(128)	—	(128)
Capital contributions to subsidiaries	(97)	(7)	(5)	—	109	—
Proceeds from maturities and redemptions of investments	—	11	—	2,141	—	2,152
Proceeds from sales of investments, property and equipment	—	—	—	1,593	—	1,593
Managed investment entities:
Purchases of investments	—	—	—	(1,008)	—	(1,008)
Proceeds from sales and redemptions of investments	—	—	—	1,018	—	1,018
Other investing activities, net	—	—	—	103	—	103

Net cash provided by (used in) investing activities	(110)	(1)	(5)	(1,698)	109	(1,705)

Financing Activities:
Annuity receipts	—	—	—	2,282	—	2,282
Annuity surrenders, benefits and withdrawals	—	—	—	(1,221)	—	(1,221)
Net transfers from (to) variable annuity assets	—	—	—	7	—	7
Additional long-term borrowings	128	—	—	31	—	159
Reductions of long-term debt	—	—	—	(39)	—	(39)
Retirement of managed investment entities’ liabilities	—	—	—	(45)	—	(45)
Issuances of Common Stock	31	—	—	1	—	32
Capital contributions from parent	—	16	7	86	(109)	—
Repurchases of Common Stock	(292)	—	—	—	—	(292)
Cash dividends paid	(63)	—	—	(566)	566	(63)
Other financing activities, net	(2)	—	—	2	—	—

Net cash provided by (used in) financing activities	(198)	16	7	538	457	820

Net change in cash and cash equivalents	173	8	—	(202)	—	(21)
Cash and cash equivalents at beginning of year	197	12	—	911	—	1,120

Cash and cash equivalents at end of year	$370	$20	$—	$709	$—	$1,099

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

(In millions)

			AAG	All Other	Consol.
	AFG	GAFRI	Holding	Subs	Entries	Consolidated
FOR THE YEAR ENDED DECEMBER 31, 2009

Operating Activities:
Net earnings, including noncontrolling interests	$523	$33	$52	$630	($704)	$534
Adjustments:
Equity in net earnings of subsidiaries	(587)	(45)	(73)	—	705	—
Dividends from subsidiaries	636	3	—	—	(639)	—
Other operating activities, net	14	4	(3)	367	(1)	381

Net cash provided by (used in) operating activities	586	(5)	(24)	997	(639)	915

Investing Activities:
Purchases of investments, property and equipment	(14)	(15)	—	(4,991)	—	(5,020)
Purchase of subsidiaries	—	—	—	(5)	—	(5)
Capital contributions to subsidiaries	(170)	(141)	(116)	—	427	—
Proceeds from maturities and redemptions of investments	1	2	—	1,942	—	1,945
Proceeds from sales of investments, property and equipment	15	1	—	2,319	—	2,335
Other investing activities, net	—	—	—	(38)	—	(38)

Net cash provided by (used in) investing activities	(168)	(153)	(116)	(773)	427	(783)

Financing Activities:
Annuity receipts	—	—	—	1,434	—	1,434
Annuity surrenders, benefits and withdrawals	—	—	—	(1,273)	—	(1,273)
Net transfers from (to) variable annuity assets	—	—	—	(10)	—	(10)
Additional long-term borrowings	522	—	—	59	—	581
Reductions of long-term debt	(776)	—	—	(9)	—	(785)
Issuances of Common Stock	14	—	—	1	—	15
Capital contributions from parent	—	168	140	119	(427)	—
Repurchases of Common Stock	(81)	—	—	—	—	(81)
Cash dividends paid	(60)	—	—	(639)	639	(60)
Other financing activities, net	—	—	—	(97)	—	(97)

Net cash provided by (used in) financing activities	(381)	168	140	(415)	212	(276)

Net change in cash and cash equivalents	37	10	—	(191)	—	(144)
Cash and cash equivalents at beginning of year	160	2	—	1,102	—	1,264

Cash and cash equivalents at end of year	$197	$12	$—	$911	$—	$1,120